SHORT TERM LOAN (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) facility	Jan. 31, 2024 USD ($) facility	Jan. 31, 2023 USD ($)
Debt Securities, Available-for-sale [Line Items]
Debt instrument, covenant, net cash, minimum	$ 15,000,000
Revolving Credit Facility | Line of Credit
Debt Securities, Available-for-sale [Line Items]
Number of credit facilities | facility	2	2
Debt instrument, term	3 years	2 years
Maximum borrowing capacity	$ 100,000,000	$ 65,000,000
Interest expense			$ 1,600,000
Unused borrowing capacity, fee		$ 700,000	$ 300,000
Covenant, consolidated equity, minimum amount	$ 165,000,000
Covenant, consolidated equity, minimum percentage of total consolidated assets	30.00%
Covenant, unrestricted cash and cash equivalents, minimum amount	$ 25,000,000
Revolving Credit Facility | Line of Credit | Minimum
Debt Securities, Available-for-sale [Line Items]
Commitment fee, percentage		0.75%
Revolving Credit Facility | Line of Credit | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Securities, Available-for-sale [Line Items]
Basis spread on variable rate		3.26%
Revolving Credit Facility | Line of Credit | Maximum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Securities, Available-for-sale [Line Items]
Basis spread on variable rate		3.31%